Offerings	Jun. 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$1,650,000,000 4.782% Senior Callable Fixed-to-Fixed Reset Rate Notes due 2030
Amount Registered | shares	1,650,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,650,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 227,865
Offering Note
1	Final prospectus supplement

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$1,250,000,000 4.965% Senior Callable Fixed-to-Fixed Reset Rate Notes due 2032
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,250,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,625
Offering Note
1	Final prospectus supplement

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$1,000,000,000 5.337% Senior Callable Fixed-to-Fixed Reset Rate Notes due 2037
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,000,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100
Offering Note
1	Final prospectus supplement

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$1,000,000,000 5.824% Senior Callable Fixed-to-Fixed Reset Rate Notes due 2047
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,000,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100
Offering Note
1	Final prospectus supplement

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$700,000,000 Senior Callable Floating Rate Notes due 2030
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 700,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 96,670
Offering Note
1	Final prospectus supplement

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$1,000,000,000 Senior Callable Floating Rate Notes due 2032
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,000,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100
Offering Note
1	Final prospectus supplement